Schedule I - Condensed Financial Information of Parent, Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013 [1]	Dec. 31, 2012 [1]
Assets [Abstract]
Cash and cash equivalents	$ 275,998	$ 337,560	$ 404,472	$ 163,124
Investment in unconsolidated subsidiary	7,170	4,002
Other assets, net	17,750	28,949
Total assets	3,428,275	4,218,408
Liabilities [Abstract]
Payable to related parties	7,170	2,772
Unsecured borrowings, net	691,109	689,452
Deferred tax liability, net	20,741	15,306
Total liabilities	2,771,311	3,462,154
Shareholders' equity	656,964	756,254	742,096	523,811
Total liabilities and shareholders' equity	3,428,275	4,218,408
Fly Leasing Limited [Member]
Assets [Abstract]
Cash and cash equivalents	139,339	218,538	$ 277,267	$ 82,124
Notes receivable from subsidiaries	735,835	591,025
Investments in subsidiaries	778,080	796,389
Investment in unconsolidated subsidiary	7,170	4,002
Other assets, net	2,712	4,097
Total assets	1,663,136	1,614,051
Liabilities [Abstract]
Payable to related parties	50	917
Payable to subsidiaries	289,961	140,583
Unsecured borrowings, net	691,109	689,452
Deferred tax liability, net	13,675	15,951
Accrued and other liabilities	11,377	10,894
Total liabilities	1,006,172	857,797
Shareholders' equity	656,964	756,254
Total liabilities and shareholders' equity	$ 1,663,136	$ 1,614,051

[1]	As restated